Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 383,122	$ 82,575	$ 439,195	$ 115,551
Intangible assets	10,147		10,179
Total liabilities	163,737		178,187
Operating expense	70,665	43,885
Net loss	(51,527)	$ (43,476)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	49,013		50,000
Intangible assets	48,040		48,040
Total liabilities	441		269
Net assets	96,696		$ 97,771
Operating expense	1,162
Net loss	$ 1,074